Annual Total Returns - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-RetailComboPRO - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-RetailComboPRO - Fidelity Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	0.02%
Annual Return 2015	0.01%
Annual Return 2016	0.15%
Annual Return 2017	0.46%
Annual Return 2018	1.05%
Annual Return 2019	1.15%
Annual Return 2020	0.35%
Annual Return 2021	0.07%
Annual Return 2022	0.86%
Annual Return 2023	2.98%